UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Global Equity Fund

	Shares	Value ($)
Common Stocks 94.4%
Canada 6.0%
Agnico Eagle Mines Ltd.	9,000	264,960
Alimentation Couche-Tard, Inc. "B"	11,000	478,821
Brookfield Asset Management, Inc. "A"	20,000	603,754
(Cost $1,069,846)		1,347,535
Denmark 1.0%
Jyske Bank AS (Registered)* (Cost $237,846)	5,000	218,802
Finland 1.4%
Sampo Oyj "A" (Cost $316,276)	6,500	314,676
France 2.3%
JC Decaux SA	3,000	118,071
Pernod Ricard SA	3,500	410,255
(Cost $482,940)		528,326
Germany 6.5%
BASF SE	2,400	159,325
Bayer AG (Registered)	2,000	224,709
Fresenius Medical Care AG & Co. KGaA	6,000	532,685
LANXESS AG	8,000	328,517
Merck KGaA	2,500	218,298
(Cost $1,435,904)		1,463,534
Ireland 2.8%
Glanbia PLC	14,500	274,966
Kerry Group PLC "A" (a)	1,000	81,292
Kerry Group PLC "A" (a)	3,500	285,504
(Cost $529,882)		641,762
Israel 0.3%
Mobileye NV* (b) (Cost $102,562)	2,500	67,825
Japan 1.1%
Toyota Motor Corp. (Cost $249,386)	4,000	241,591
Luxembourg 2.0%
Eurofins Scientific (Cost $309,731)	1,400	460,252
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $147,138)	113,000	178,831
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $226,476)	2,500	237,050
Netherlands 1.7%
ING Groep NV (CVA)	14,000	162,178
Sensata Technologies Holding NV* (b)	6,000	220,200
(Cost $476,986)		382,378
Norway 3.2%
Marine Harvest ASA* (Cost $630,079)	53,000	721,664
Philippines 0.8%
Universal Robina Corp. (Cost $204,428)	45,000	183,293
Sweden 5.3%
Assa Abloy AB "B"	13,000	276,329
Atlas Copco AB "A"	8,000	171,053
Meda AB "A"	25,000	268,640
Svenska Cellulosa AB "B"	7,500	221,973
Swedbank AB "A"	12,000	252,336
(Cost $1,275,903)		1,190,331
Switzerland 6.6%
Galenica AG (Registered)	500	696,731
Lonza Group AG (Registered)*	2,000	306,344
Nestle SA (Registered)	5,000	367,995
UBS Group AG (Registered)	7,000	115,009
(Cost $1,044,097)		1,486,079
United Kingdom 4.7%
Aon PLC (b)	4,000	351,320
Compass Group PLC	15,000	259,137
Halma PLC	15,000	179,630
Smith & Nephew PLC	6,000	101,149
Spirax-Sarco Engineering PLC	4,000	174,719
(Cost $1,049,981)		1,065,955
United States 46.8%
A.O. Smith Corp.	2,000	139,700
Acadia Healthcare Co., Inc.*	4,000	244,120
Allergan PLC*	1,000	284,430
Alliance Data Systems Corp.*	2,000	399,580
Amphenol Corp. "A"	14,000	693,980
Applied Materials, Inc.	15,000	264,750
Bristol-Myers Squibb Co.	3,200	198,912
CBRE Group, Inc. "A"*	7,000	195,790
Cepheid, Inc.*	4,000	117,800
Cerner Corp.*	4,000	232,040
Citrix Systems, Inc.*	4,000	281,840
Danaher Corp.	5,000	433,250
Dollar General Corp.	5,000	375,300
Ecolab, Inc.	3,500	377,545
Envision Healthcare Holdings, Inc.*	10,000	221,000
EOG Resources, Inc.	4,000	284,080
Evolent Health, Inc. "A"*	7,480	73,828
Exxon Mobil Corp.	2,600	202,410
General Electric Co.	8,000	232,800
Harman International Industries, Inc.	2,500	185,975
HealthStream, Inc.*	8,000	175,200
JPMorgan Chase & Co.	9,000	535,500
LKQ Corp.*	6,500	178,100
Marcus & Millichap, Inc.*	8,000	189,120
MasterCard, Inc. "A"	6,000	534,180
Mead Johnson Nutrition Co.	3,000	217,470
NIKE, Inc. "B"	4,000	248,040
Noble Energy, Inc.	10,000	323,700
Palo Alto Networks, Inc.*	1,000	149,490
PayPal Holdings, Inc.*	9,000	325,260
Press Ganey Holdings, Inc.* (c)	7,500	221,625
Rollins, Inc.	4,500	123,975
Schlumberger Ltd.	4,000	289,080
T-Mobile U.S., Inc.*	6,500	260,975
The Sherwin-Williams Co.	500	127,835
Time Warner, Inc.	3,500	246,540
TJX Companies, Inc.	3,500	249,340
Union Pacific Corp.	3,000	216,000
United Technologies Corp.	3,000	263,070
Zoetis, Inc.	5,500	236,775
(Cost $10,832,859)		10,550,405
Total Common Stocks (Cost $20,622,320)		21,280,289
Securities Lending Collateral 0.6%
Daily Assets Fund “Capital Shares”, 0.40% (d) (e) (Cost $126,850)	126,850	126,850
Cash Equivalents 4.6%
Central Cash Management Fund, 0.32% (d) (Cost $1,025,914)	1,025,914	1,025,914
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,775,084) †	99.6	22,433,053
Other Assets and Liabilities, Net	0.4	100,100
Net Assets	100.0	22,533,153

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $21,919,545. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $513,508. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,304,730 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,791,222.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $127,065, which is 0.6% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certicate of Stock)

At January 31, 2016 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	4,993,369	23.5%
Consumer Staples	3,480,283	16.3%
Financials	2,938,485	13.8%
Information Technology	2,896,535	13.6%
Industrials	2,251,096	10.6%
Consumer Discretionary	2,102,094	9.9%
Materials	1,258,182	5.9%
Energy	1,099,270	5.2%
Telecommunication Services	260,975	1.2%
Total	21,280,289	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,347,535	$—	$—	$1,347,535
Denmark	—	218,802	—	218,802
Finland	—	314,676	—	314,676
France	—	528,326	—	528,326
Germany	—	1,463,534	—	1,463,534
Ireland	—	641,762	—	641,762
Israel	67,825	—	—	67,825
Japan	—	241,591	—	241,591
Luxembourg	—	460,252	—	460,252
Malaysia	—	178,831	—	178,831
Mexico	237,050	—	—	237,050
Netherlands	220,200	162,178	—	382,378
Norway	—	721,664	—	721,664
Philippines	—	183,293	—	183,293
Sweden	—	1,190,331	—	1,190,331
Switzerland	—	1,486,079	—	1,486,079
United Kingdom	351,320	714,635	—	1,065,955
United States	10,550,405	—	—	10,550,405
Short-Term Investments (f)	1,152,764	—	—	1,152,764
Total	$13,927,099	$8,505,954	$—	$22,433,053

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016